Supplemental Financial Information (Cash Payments for Interest and Income Taxes)(Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Financial Information [Abstract]
Interest	$ 2,314	$ 2,441	$ 1,983
Income taxes	$ 2,841	$ 1,626	$ 1,864